UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		WASHINGTON, D.C. 20549

		FORM 13F
          FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
               Menlo Park, CA 94025

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
Signature, Place, and Date of Signing:

    Kent R. Seymour    Menlo Park, CA     May 4, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      44

Form 13F Information Table Value Total:      $141,226


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                  Voting Authority
                               Title of             Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                 class     CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------ -------------------  --------  -------- --- ---- -------  ----------------------------
ADAPTEC INC                    COM       00651f108        1823   329575SH       SOLE                  0      0  329575
ADVANCED MICRO DEV INC         COM       007903107        2315    69800SH       SOLE                  0      0   69800
ARACRUZ SPN ADR                ADR       038496204        6113   115465SH       SOLE                  0      0  115465
BERKSHIRE HTH HLDG CO CL B     COM       084670207        5039     1673SH       SOLE                  0      0    1673
BIOSITE INC                    COM       090945106        4180    80485SH       SOLE                  0      0   80485
BOEING CO COM                  COM       097023105         358     4600SH       SOLE                  0      0    4600
CHESAPEAKE ENERGY CORP         COM       165167107        1903    60600SH       SOLE                  0      0   60600
CIMAREX ENERGY CO              COM       171798101        2197    50790SH       SOLE                  0      0   50790
CISCO SYSTEMS INC              COM       17275r102        1078    49735SH       SOLE                  0      0   49735
CLEVELAND CLIFFS INC           COM       185896107        4197    48175SH       SOLE                  0      0   48175
COMMERCE BANCORP INC-N.J.      COM       200519106        3716   101400SH       SOLE                  0      0  101400
COVANCE INC                    COM       222816100        4588    78100SH       SOLE                  0      0   78100
DOVER CORP                     COM       260003108        3647    75100SH       SOLE                  0      0   75100
GENERAL DYNAMICS CORP COM      COM       369550108        4888    76400SH       SOLE                  0      0   76400
HEADWATERS INC                 COM       42210p102        3608    90665SH       SOLE                  0      0   90665
IPASS INC                      COM       46261V108        1200   149865SH       SOLE                  0      0  149865
ISHARES MSCI JPN INDEX         COM       464286848        6958   483200SH       SOLE                  0      0  483200
ISHARES MSCI PAC X-JPN         COM       464286665        3126    29785SH       SOLE                  0      0   29785
JDS UNIPHASE CORP              COM       46612j101          68    16400SH       SOLE                  0      0   16400
JOHNSON & JOHNSON COM          COM       478160104        3906    65961SH       SOLE                  0      0   65961
LIZ CLAIBORNE INC              COM       539320101        4273   104275SH       SOLE                  0      0  104275
LOUISIANA PACIFIC CORP         COM       546347105         340    12500SH       SOLE                  0      0   12500
LYONDELL CHEMICAL CO           COM       552078107        1663    83550SH       SOLE                  0      0   83550
MICROSOFT CORP COM             COM       594918104         398  14626.5SH       SOLE                  0      0   14626
MOTOROLA INC                   COM       620076109        3181   138850SH       SOLE                  0      0  138850
NEWMONT MNG CORP HLDG CO       COM       651639106        3538    68175SH       SOLE                  0      0   68175
NEWPARK RESOURCES INC NEW      COM       651718504        1882   229550SH       SOLE                  0      0  229550
OFFICE DEPOT INC COM           COM       676220106        6312   169488SH       SOLE                  0      0  169488
ONEOK INC NEW COM              COM       682680103        3834   118875SH       SOLE                  0      0  118875
PAN AMERICAN SILVER CORP       COM       697900108        3155   124200SH       SOLE                  0      0  124200
PATTERSON UTI ENERGYINC        COM       703481101        1632    51075SH       SOLE                  0      0   51075
PLUM CRK TBR CO INC COM        COM       729251108         499    13520SH       SOLE                  0      0   13520
PORTFOLIO RVRY ASN INC         COM       73640q105        4604    98323SH       SOLE                  0      0   98323
POSCO SPON ADR                 ADR       693483109        5390    84475SH       SOLE                  0      0   84475
SK TELECOM CO LTD SPN ADR      ADR       78440p108        2688   113950SH       SOLE                  0      0  113950
SUNOCO INC COM                 COM       86764p109        4414    56897SH       SOLE                  0      0   56897
SUNOPTA INC                    COM       8676ep108        3567   414325SH       SOLE                  0      0  414325
SUPERIOR ENGY SVC INC          COM       868157108        5863   218850SH       SOLE                  0      0  218850
SUPERIOR INDUST INTL INC       COM       868168105        1253    64700SH       SOLE                  0      0   64700
TELEFONOS DE MEX SP ADR        ADR       879403780        5013   223000SH       SOLE                  0      0  223000
TEMPLETON GLOBAL INC FD        COM       880198106        2310   268275SH       SOLE                  0      0  268275
TYCO INTL LTD NEW              COM       902124106        2014  74919.1SH       SOLE                  0      0   74919
VAN KAMPEN SENR INC TRUST      COM       920961109        5594   685600SH       SOLE                  0      0  685600
WASHINGTON FEDERAL INC         COM       938824109        2901   119894SH       SOLE                  0      0  119894